REVENUES	12 Months Ended
Dec. 31, 2017
Oil and Gas Revenue [Abstract]
REVENUES
REVENUES
The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods:

	Year Ended December 31,
	2017	2016	2015
Gasoline and distillates	$18,316,079	$14,017,350	$11,553,716
Asphalt and blackoils	1,162,339	669,966	536,496
Chemicals	770,491	554,392	452,304
Feedstocks and other	1,232,627	388,358	315,042
Lubricants	305,101	260,358	266,371
Total Revenues	$21,786,637	$15,890,424	$13,123,929